Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, authorized	7,000,000	7,000,000	7,000,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, issued	7,000,000	7,000,000	7,000,000
Preferred stock, outstanding	7,000,000	7,000,000	7,000,000
Common stock, shares authorized	1,250,000,000	1,250,000,000	1,250,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	161,569,807	160,512,807	155,464,808
Common stock, shares outstanding	161,569,807	160,512,807	155,464,808